GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
GENERAL [Abstract]
Cash paid for acquisition				$ 10,000
Cash paid for acquisition, net		$ 988		$ 8,788
Business Acquisition, Contingent Consideration [Line Items]
Issuance of share capital, net of issuance costs (in shares)	2,415,000		358,000	3,450,000
Total net proceeds from issuance of share capital	$ 27,126	$ 27,126	$ 2,458	$ 12,043
Earn-out Agreement [Member]
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent payments				$ 12,500